Eaton Vance

Floating-Rate Income Trust

February 28, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 6.2%

Security	Principal Amount (000’s omitted)	Value
Allegany Park CLO, Ltd., Series 2019-1A, Class E, 6.999%, (3 mo. USD LIBOR + 6.78%), 1/20/33(1)(2)	$850	$854,287
Ares LII CLO, Ltd., Series 2019-52A, Class E, 6.772%, (3 mo. USD LIBOR + 6.55%), 4/22/31(1)(2)	500	498,078
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 6.044%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	2,000	1,965,174
Ares XXXIV CLO, Ltd., Series 2015-2A, Class ER, 7.073%, (3 mo. USD LIBOR + 6.85%), 4/17/33(1)(2)	1,300	1,291,334
Bardot CLO, Ltd., Series 2019-2A, Class E, 7.172%, (3 mo. USD LIBOR + 6.95%), 10/22/32(1)(2)	1,000	1,004,348
Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 7.261%, (3 mo. USD LIBOR + 7.02%), 1/15/33(1)(2)	750	752,538
Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class E, 6.841%, (3 mo. USD LIBOR + 6.60%), 7/15/32(1)(2)	1,000	1,001,149
Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class E, 7.141%, (3 mo. USD LIBOR + 6.90%), 10/15/32(1)(2)	1,000	1,001,544
BlueMountain CLO XXV, Ltd., Series 2019-25A, Class E, 6.941%, (3 mo. USD LIBOR + 6.70%), 7/15/32(1)(2)	1,000	1,000,691
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class E, 7.924%, (3 mo. USD LIBOR + 7.70%), 10/20/32(1)(2)	1,500	1,509,783
Canyon Capital CLO, Ltd., Series 2019-2A, Class E, 7.391%, (3 mo. USD LIBOR + 7.15%), 10/15/32(1)(2)	400	401,189
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 6.734%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,200	1,118,786
Series 2015-5A, Class DR, 6.924%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	500	472,435
Cedar Funding X CLO, Ltd., Series 2019-10A, Class E, 7.224%, (3 mo. USD LIBOR + 7.00%), 10/20/32(1)(2)	1,000	1,002,205
Fort Washington CLO, Ltd., Series 2019-1A, Class E, 7.474%, (3 mo. USD LIBOR + 7.25%), 10/20/32(1)(2)	1,000	1,003,537
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 6.886%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	1,000	984,189
Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 5.474%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	1,000	949,159
Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 6.168%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	250	242,730
Golub Capital Partners CLO 23M, Ltd., Series 2015-23A, Class ER, 5.974%, (3 mo. USD LIBOR + 5.75%), 1/20/31(1)(2)	1,200	1,086,186
Harriman Park CLO, Ltd., Series 2020-1A, Class E, 7.134%, (3 mo. USD LIBOR + 6.91%), 4/20/31(1)(2)	1,100	1,101,791
Kayne CLO 5, Ltd., Series 2019-5A, Class E, 6.918%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	1,000	1,002,436
Kayne CLO 7, Ltd., Series 2020-7A, Class E, 6.723%, (3 mo. USD LIBOR + 6.50%), 4/17/33(1)(2)	1,275	1,283,609

Security	Principal Amount (000’s omitted)	Value
Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class E, 7.491%, (3 mo. USD LIBOR + 7.25%), 1/15/33(1)(2)	$500	$500,902
Madison Park Funding XXXVII, Ltd., Series 2019-37A, Class E, 6.791%, (3 mo. USD LIBOR + 6.55%), 7/15/32(1)(2)	1,000	1,001,834
Neuberger Berman Loan Advisers CLO 31, Ltd., Series 2019-31A, Class E, 6.974%, (3 mo. USD LIBOR + 6.75%), 4/20/31(1)(2)	600	600,749
Neuberger Berman Loan Advisers CLO 33, Ltd., Series 2019-33A, Class E, 7.026%, (3 mo. USD LIBOR + 6.80%), 10/16/32(1)(2)	1,000	1,004,228
Oaktree CLO, Ltd., Series 2019-3A, Class E, 6.994%, (3 mo. USD LIBOR + 6.77%), 7/20/31(1)(2)	1,000	966,953
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 6.073%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	900	887,999
Series 2019-1A, Class D, 7.194%, (3 mo. USD LIBOR + 7.00%), 11/14/32(1)(2)	1,000	1,006,119
Regatta XII Funding, Ltd., Series 2019-1A, Class E, 7.091%, (3 mo. USD LIBOR + 6.85%), 10/15/32(1)(2)	500	501,054
Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 6.168%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	700	683,059
Regatta XVI Funding, Ltd., Series 2019-2A, Class E, 7.241%, (3 mo. USD LIBOR + 7.00%), 1/15/33(1)(2)	750	752,604
Southwick Park CLO, LLC, Series 2019-4A, Class E, 6.924%, (3 mo. USD LIBOR + 6.70%), 7/20/32(1)(2)	2,000	2,004,710
Vibrant CLO X, Ltd., Series 2018-10A, Class D, 6.414%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	850	757,762
Vibrant CLO XI, Ltd., Series 2019-11A, Class D, 6.994%, (3 mo. USD LIBOR + 6.77%), 7/20/32(1)(2)	1,000	935,869
Voya CLO, Ltd., Series 2013-1A, Class DR, 6.721%, (3 mo. USD LIBOR + 6.48%), 10/15/30(1)(2)	2,000	1,847,191
Wellfleet CLO, Ltd., Series 2020-1A, Class D, 7.481%, (3 mo. USD LIBOR + 7.24%), 4/15/33(1)(2)	1,300	1,290,249

Total Asset-Backed Securities (identified cost $36,421,623)		$36,268,460

Closed-End Funds — 1.7%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	111,292	$1,428,989
Invesco Senior Income Trust	402,161	1,677,012
Nuveen Credit Strategies Income Fund	406,731	2,615,280
Nuveen Floating Rate Income Fund	164,907	1,540,232
Nuveen Floating Rate Income Opportunity Fund	115,017	1,063,907
Voya Prime Rate Trust	333,948	1,546,179

Total Closed-End Funds (identified cost $12,294,751)		$9,871,599

Common Stocks — 1.5%

Security	Shares	Value
Aerospace and Defense — 0.2%
IAP Global Services, LLC(3)(4)(5)	58	$855,874

		$855,874

Security	Shares	Value
Automotive — 0.0%(6)
Dayco Products, LLC(4)(5)	20,780	$62,340

		$62,340

Business Equipment and Services — 0.0%(6)
Crossmark Holdings, Inc.(4)(5)	3,740	$224,400

		$224,400

Chemicals and Plastics — 0.1%
Hexion Holdings Corp., Class B(4)(5)	40,989	$645,577

		$645,577

Containers and Glass Products — 0.0%(6)
LG Newco Holdco, Inc.(4)(5)	26,953	$47,168

		$47,168

Electronics/Electrical — 0.5%
Answers Corp.(3)(4)(5)	96,908	$56,207
Software Luxembourg Holding S.A.(4)(5)	13,976	2,515,680

		$2,571,887

Entertainment — 0.0%(6)
Cineworld Group PLC(4)(5)	154,246	$121,781

		$121,781

Health Care — 0.2%
Akorn Holding Company, LLC, Class A(4)(5)	73,582	$1,168,114

		$1,168,114

Nonferrous Metals/Minerals — 0.0%(6)
ACNR Holdings, Inc., Class A(4)(5)	3,482	$24,374

		$24,374

Oil and Gas — 0.1%
AFG Holdings, Inc.(3)(4)(5)	30,640	$370,438
Fieldwood Energy, Inc.(4)(5)	19,189	1,919
McDermott International, Ltd.(4)(5)	162,147	137,825
Nine Point Energy Holdings, Inc.(3)(5)(7)	758	0
RDV Resources, Inc., Class A(3)(4)(5)	30,849	0
Samson Resources II, LLC, Class A(3)(4)(5)	46,484	284,714
Sunrise Oil & Gas, Inc., Class A(4)(5)	13,157	3,947

		$798,843

Publishing — 0.0%(6)
Tweddle Group, Inc.(3)(4)(5)	1,944	$739

		$739

Radio and Television — 0.2%
Clear Channel Outdoor Holdings, Inc.(4)(5)	86,335	$148,496
Cumulus Media, Inc., Class A(4)(5)	42,499	411,815
iHeartMedia, Inc., Class A(4)(5)	36,714	516,566

		$1,076,877

Retailers (Except Food and Drug) — 0.1%
David’s Bridal, LLC(3)(4)(5)	23,371	$0
Phillips Pet Holding Corp.(3)(4)(5)	613	252,166

		$252,166

Security	Shares	Value
Utilities — 0.1%
Longview Intermediate Holdings, LLC, Class A(3)(4)(5)	101,172	$806,340

		$806,340

Total Common Stocks (identified cost $11,417,347)		$8,656,480

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Oil and Gas — 0.0%
Nine Point Energy Holdings, Inc., Series A, 12.00%(3)(5)(7)	14	$0

Total Convertible Preferred Stocks (identified cost $14,000)		$0

Corporate Bonds & Notes — 5.1%

Security	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 0.1%
TransDigm, Inc., 7.50%, 3/15/27	$282	$301,055

		$301,055

Automotive — 0.2%
Clarios Global, L.P./Clarios US Finance Co., 8.50%, 5/15/27(1)	$492	$531,680
Ford Motor Co.:
9.00%, 4/22/25	150	181,659
4.75%, 1/15/43	250	253,788
Navistar International Corp., 6.625%, 11/1/25(1)	322	335,018

		$1,302,145

Building and Development — 0.1%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	$123	$129,420
Standard Industries, Inc., 5.00%, 2/15/27(1)	677	700,272

		$829,692

Business Equipment and Services — 0.4%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	$258	$267,191
Prime Security Services Borrower, LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)	750	800,625
5.75%, 4/15/26(1)	750	809,063
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	427	510,666

		$2,387,545

Cable and Satellite Television — 0.3%
Altice France S.A., 8.125%, 2/1/27(1)	$677	$738,712
CCO Holdings, LLC/CCO Holdings Capital Corp.:
5.75%, 2/15/26(1)	22	22,766
4.25%, 2/1/31(1)	229	232,149

Security	Principal Amount (000’s omitted)	Value
CSC Holdings, LLC:
5.875%, 9/15/22	$15	$15,808
5.25%, 6/1/24	10	10,781
5.75%, 1/15/30(1)	550	587,650
4.125%, 12/1/30(1)	200	201,000
DISH DBS Corp.:
6.75%, 6/1/21	14	14,171
5.875%, 11/15/24	5	5,239
TEGNA, Inc., 5.00%, 9/15/29	56	58,408

		$1,886,684

Conglomerates — 0.0%(6)
Spectrum Brands, Inc.:
5.75%, 7/15/25	$75	$77,344
5.00%, 10/1/29(1)	21	22,417

		$99,761

Containers and Glass Products — 0.0%(6)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.125%, 8/15/26(1)	$200	$207,232

		$207,232

Distribution & Wholesale — 0.0%(6)
Performance Food Group, Inc., 5.50%, 10/15/27(1)	$68	$71,530

		$71,530

Drugs — 0.2%
AdaptHealth, LLC, 6.125%, 8/1/28(1)	$125	$132,813
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	146	161,719
Bausch Health Companies, Inc., 7.00%, 1/15/28(1)	752	814,649

		$1,109,181

Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 8.50%, 5/1/27(1)	$575	$633,578

		$633,578

Electronics/Electrical — 0.0%(6)
Sensata Technologies, Inc., 4.375%, 2/15/30(1)	$45	$48,066

		$48,066

Financial Intermediaries — 0.2%
Ford Motor Credit Co., LLC, 5.125%, 6/16/25	$500	$540,625
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:
6.25%, 2/1/22	7	7,003
6.25%, 5/15/26	677	713,084
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(8)(9)	80	88,424

		$1,349,136

Food Products — 0.2%
Del Monte Foods, Inc., 11.875%, 5/15/25(1)	$1,075	$1,216,766
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)	156	174,915

		$1,391,681

Security	Principal Amount (000’s omitted)	Value
Food/Drug Retailers — 0.2%
Fresh Market, Inc. (The), 9.75%, 5/1/23(1)	$1,300	$1,344,687

		$1,344,687

Health Care — 0.2%
Centene Corp.:
3.375%, 2/15/30	$83	$85,429
3.00%, 10/15/30	491	499,322
2.50%, 3/1/31	31	30,022
HCA, Inc., 5.875%, 2/15/26	18	20,830
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	246	258,300
MPH Acquisition Holdings, LLC, 5.75%, 11/1/28(1)	272	270,300
Tenet Healthcare Corp., 6.75%, 6/15/23	244	263,661

		$1,427,864

Industrial Equipment — 0.0%(6)
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	$37	$37,247

		$37,247

Insurance — 0.2%
AssuredPartners, Inc., 7.00%, 8/15/25(1)	$958	$982,482

		$982,482

Internet Software & Services — 0.1%
Netflix, Inc., 5.375%, 11/15/29(1)	$240	$283,848

		$283,848

Leisure Goods/Activities/Movies — 0.2%
Carnival Corp., 6.65%, 1/15/28	$114	$120,484
Viking Cruises, Ltd.:
6.25%, 5/15/25(1)	45	44,602
5.875%, 9/15/27(1)	858	827,605

		$992,691

Lodging and Casinos — 0.4%
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)	$677	$673,693
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	22	22,459
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	15	16,228
MGM Resorts International, 7.75%, 3/15/22	18	19,024
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(1)	958	1,006,671
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	273	290,100

		$2,028,175

Metals/Mining — 0.2%
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	$1,006	$1,078,935

		$1,078,935

Nonferrous Metals/Minerals — 0.0%(6)
New Gold, Inc.:
6.375%, 5/15/25(1)	$49	$50,685
7.50%, 7/15/27(1)	185	195,529

		$246,214

Security	Principal Amount (000’s omitted)	Value
Oil and Gas — 0.5%
Centennial Resource Production, LLC, 6.875%, 4/1/27(1)	$958	$863,996
Energy Transfer Operating, L.P., 5.875%, 1/15/24	35	39,325
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	1,065	1,078,312
Occidental Petroleum Corp., 6.625%, 9/1/30	229	260,831
Ovintiv Exploration, Inc., 5.625%, 7/1/24	92	100,926
Seven Generations Energy, Ltd., 6.75%, 5/1/23(1)	30	30,244
Tervita Corp., 11.00%, 12/1/25(1)	229	247,892

		$2,621,526

Packaging & Containers — 0.1%
ARD Finance S.A., 6.50%, (6.50% cash or 7.25% PIK), 6/30/27(1)(10)	$333	$352,564

		$352,564

Radio and Television — 0.6%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	$3,275	$2,320,174
iHeartCommunications, Inc.:
6.375%, 5/1/26	208	220,084
8.375%, 5/1/27	376	399,526
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	8	8,035
Sirius XM Radio, Inc., 4.125%, 7/1/30(1)	91	92,024
Terrier Media Buyer, Inc., 8.875%, 12/15/27(1)	313	335,888

		$3,375,731

Real Estate Investment Trusts (REITs) — 0.1%
Service Properties Trust, 3.95%, 1/15/28	$458	$424,509

		$424,509

Steel — 0.2%
Allegheny Technologies, Inc., 7.875%, 8/15/23	$690	$754,084
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)	492	529,515

		$1,283,599

Telecommunications — 0.3%
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)	$250	$259,531
Digicel Holdings Bermuda, Ltd./Digicel International Finance, Ltd., 8.75%, 5/25/24(1)	600	626,250
Lumen Technologies, Inc., 6.75%, 12/1/23	40	44,475
Sprint Communications, Inc., 6.00%, 11/15/22	3	3,210
Sprint Corp.:
7.25%, 9/15/21	230	236,925
7.625%, 2/15/25	250	297,813
T-Mobile USA, Inc., 6.50%, 1/15/26	110	113,575

		$1,581,779

Utilities — 0.0%(6)
Vistra Operations Co., LLC:
5.00%, 7/31/27(1)	$201	$210,497
4.30%, 7/15/29(1)	32	35,675

		$246,172

Total Corporate Bonds & Notes (identified cost $29,248,301)		$29,925,309

Preferred Stocks — 0.1%

Security	Shares		Value
Containers and Glass Products — 0.1%
LG Newco Holdco, Inc.(4)(5)		4,079	$224,323

			$224,323

Financial Services — 0.0%(6)
DBI Investors, Inc., Series A-1 (3)(4)(5)		1,113	$16,461

			$16,461

Nonferrous Metals/Minerals — 0.0%(6)
ACNR Holdings, Inc., 15.00% (PIK)(4)(5)		1,645	$77,726

			$77,726

Retailers (Except Food and Drug) — 0.0%(6)
David’s Bridal, LLC, Series A, 8.00% (PIK)(3)(4)(5)		655	$9,687
David’s Bridal, LLC, Series B, 10.00% (PIK)(3)(4)(5)		2,667	39,445

			$49,132

Total Preferred Stocks (identified cost $430,046)			$367,642

Senior Floating-Rate Loans — 141.4%(11)

Borrower/Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 3.3%
Aernnova Aerospace S.A.U.:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/22/27	EUR	107	$123,294
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	418	480,848
AI Convoy (Luxembourg) S.a.r.l.:
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/17/27	EUR	450	543,660
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 1/17/27		744	745,637
Dynasty Acquisition Co., Inc.:
Term Loan, 3.754%, (3 mo. USD LIBOR + 3.50%), 4/6/26		1,057	1,028,514
Term Loan, 3.754%, (3 mo. USD LIBOR + 3.50%), 4/6/26		1,966	1,912,363
IAP Worldwide Services, Inc.:
Revolving Loan, 1.375%, (3 mo. USD LIBOR + 5.50%, Floor 1.50%), 7/19/21(12)		325	324,497
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), 7/18/21(3)		420	336,842
Spirit Aerosystems, Inc., Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 1/15/25		450	454,500
TransDigm, Inc.:
Term Loan, 2.365%, (1 mo. USD LIBOR + 2.25%), 8/22/24		2,798	2,769,386
Term Loan, 2.365%, (1 mo. USD LIBOR + 2.25%), 12/9/25		7,718	7,624,796
WP CPP Holdings, LLC, Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), 4/30/25(13)		2,794	2,697,418

			$19,041,755

Air Transport — 1.5%
Delta Air Lines, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 4/29/23		2,114	$2,135,024

Borrower/Description	Principal Amount* (000’s omitted)		Value
JetBlue Airways Corporation, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/17/24		3,179	$3,286,658
Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/25/27		800	856,151
SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27		2,200	2,329,054

			$8,606,887

Automotive — 4.4%
Adient US, LLC, Term Loan, 4.384%, (USD LIBOR + 4.25%), 5/6/24(13)		1,502	$1,509,769
American Axle and Manufacturing, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/6/24		2,781	2,784,574
American Trailer World Corp., Term Loan, 2/17/28(14)		650	651,625
Autokiniton US Holdings, Inc., Term Loan, 6.49%, (1 mo. USD LIBOR + 6.38%), 5/22/25		853	859,523
Bright Bidco B.V., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24		1,642	1,259,911
Chassix, Inc., Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), 11/15/23(13)		1,455	1,447,725
Clarios Global, L.P., Term Loan, 3.615%, (1 mo. USD LIBOR + 3.50%), 4/30/26		3,685	3,686,946
Dayco Products, LLC, Term Loan, 4.44%, (3 mo. USD LIBOR + 4.25%), 5/19/23		1,083	990,773
Garrett LX III S.a.r.l.:
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 9/27/25	EUR	389	462,736
Term Loan, 5.75%, (USD Prime + 2.50%), 9/27/25		270	269,343
Garrett Motion, Inc., DIP Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 3/15/21		154	154,581
IAA, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 6/28/26		605	606,011
Les Schwab Tire Centers, Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/2/27		2,850	2,869,001
Tenneco, Inc., Term Loan, 3.115%, (1 mo. USD LIBOR + 3.00%), 10/1/25		3,749	3,687,002
Thor Industries, Inc., Term Loan, 3.875%, (1 mo. USD LIBOR + 3.75%), 2/1/26		1,101	1,105,988
TI Group Automotive Systems, LLC:
Term Loan, 4.004%, (3 mo. USD LIBOR + 3.75%), 12/16/24		1,148	1,153,242
Term Loan, 4.50%, (3 mo. EURIBOR + 3.75%, Floor 0.75%), 12/16/24	EUR	855	1,040,113
Truck Hero, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/31/28		1,325	1,327,944

			$25,866,807

Beverage and Tobacco — 0.2%
Arterra Wines Canada, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/24/27		1,100	$1,109,166

			$1,109,166

Brokerage/Securities Dealers/Investment Houses — 0.6%
Advisor Group, Inc., Term Loan, 4.615%, (1 mo. USD LIBOR + 4.50%), 7/31/26		3,447	$3,459,061

			$3,459,061

Building and Development — 5.9%
ACProducts, Inc., Term Loan, 7.50%, (6 mo. USD LIBOR + 6.50%, Floor 1.00%), 8/18/25		442	$452,969
Advanced Drainage Systems, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 7/31/26		221	221,177

Borrower/Description	Principal Amount* (000’s omitted)		Value
American Builders & Contractors Supply Co., Inc., Term Loan, 2.115%, (1 mo. USD LIBOR + 2.00%), 1/15/27		2,493	$2,486,069
American Residential Services, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/15/27		625	627,344
APi Group DE, Inc.:
Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 10/1/26		1,535	1,537,377
Term Loan, 2.865%, (1 mo. USD LIBOR + 2.75%), 10/1/26		325	325,762
Beacon Roofing Supply, Inc., Term Loan, 2.365%, (1 mo. USD LIBOR + 2.25%), 1/2/25		335	334,286
Brookfield Property REIT, Inc., Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 8/27/25		1,002	978,628
Core & Main L.P., Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 8/1/24		1,167	1,167,619
Cornerstone Building Brands, Inc., Term Loan, 3.86%, (1 mo. USD LIBOR + 3.75%), 4/12/25		806	809,079
CP Atlas Buyer, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 11/23/27		1,275	1,276,328
CPG International, Inc., Term Loan, 3.25%, (12 mo. USD LIBOR + 2.50%, Floor 0.75%), 5/5/24		1,146	1,150,138
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.865%, (1 mo. USD LIBOR + 2.75%), 8/21/25		5,832	5,802,919
Foundation Building Materials Holding Company, LLC, Term Loan, 3.75%, (1 week USD LIBOR + 3.25%, Floor 0.50%), 2/3/28		1,350	1,349,367
LSF11 Skyscraper Holdco S.a.r.l.:
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 9/29/27	EUR	575	698,211
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 9/29/27	EUR	1,075	1,305,351
Term Loan, 5.74%, (3 mo. USD LIBOR + 5.50%), 9/29/27		699	703,847
MI Windows and Doors, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/18/27		500	505,078
Northstar Group Services, Inc., Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/9/26		1,400	1,408,750
Park River Holdings, Inc., Term Loan, 4.00%, (2 mo. USD LIBOR + 3.25%, Floor 0.75%), 12/28/27		725	727,549
Quikrete Holdings, Inc., Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 2/1/27		2,216	2,216,077
RE/MAX International, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 12/15/23		2,032	2,038,578
Realogy Group, LLC, Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/8/25		332	332,160
Werner FinCo L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 7/24/24		1,113	1,111,961
White Cap Buyer, LLC, Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/19/27		2,369	2,380,908
WireCo WorldGroup, Inc.:
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/30/23		937	918,070
Term Loan - Second Lien, 10.00%, (6 mo. USD LIBOR + 9.00%, Floor 1.00%), 9/30/24		1,300	1,183,000

			$34,048,602

Borrower/Description	Principal Amount* (000’s omitted)		Value
Business Equipment and Services — 12.3%
Adevinta ASA:
Term Loan, 10/13/27(14)		325	$327,776
Term Loan, 10/13/27(14)	EUR	1,250	1,517,749
Adtalem Global Education, Inc., Term Loan, 3.115%, (1 mo. USD LIBOR + 3.00%), 4/11/25		414	412,303
Airbnb, Inc., Term Loan, 8.50%, (USD LIBOR + 7.50%, Floor 1.00%), 4/17/25(13)		846	921,163
AlixPartners, LLP:
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 1/28/28	EUR	525	635,928
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28		1,700	1,701,771
Allied Universal Holdco, LLC, Term Loan, 4.365%, (1 mo. USD LIBOR + 4.25%), 7/10/26		3,568	3,578,131
AppLovin Corporation, Term Loan, 3.615%, (1 mo. USD LIBOR + 3.50%), 8/15/25		4,521	4,521,123
Asplundh Tree Expert, LLC, Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 9/7/27		1,247	1,249,769
Avaya, Inc., Term Loan, 12/15/27(14)		225	225,844
Belfor Holdings, Inc., Term Loan, 4.115%, (1 mo. USD LIBOR + 4.00%), 4/6/26		566	568,499
Blitz 20-487 GmbH, Term Loan, 2/11/28(14)	EUR	825	999,828
Bracket Intermediate Holding Corp., Term Loan, 4.488%, (3 mo. USD LIBOR + 4.25%), 9/5/25		929	929,786
Brand Energy & Infrastructure Services, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/21/24		1,671	1,667,591
Camelot U.S. Acquisition 1 Co., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26		1,225	1,229,900
Cardtronics USA, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 6/29/27		597	599,425
CCC Information Services, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 4/29/24		3,118	3,127,524
Ceridian HCM Holding, Inc., Term Loan, 2.59%, (1 week USD LIBOR + 2.50%), 4/30/25		1,045	1,042,014
CM Acquisition Co., Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 7/26/23		199	197,555
Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/9/27		2,214	2,230,083
EAB Global, Inc., Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), 11/15/24(13)		1,362	1,361,500
First Advantage Holdings, LLC, Term Loan, 3.123%, (1 mo. USD LIBOR + 3.00%), 1/31/27		3,913	3,907,834
Garda World Security Corporation, Term Loan, 4.99%, (3 mo. USD LIBOR + 4.75%), 10/30/26		1,426	1,431,601
Greeneden U.S. Holdings II, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		925	930,087
IG Investment Holdings, LLC, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 5/23/25		2,588	2,601,166
Illuminate Buyer, LLC, Term Loan, 3.615%, (1 mo. USD LIBOR + 3.50%), 6/30/27		848	849,818
IRI Holdings, Inc., Term Loan, 4.365%, (1 mo. USD LIBOR + 4.25%), 12/1/25		2,205	2,212,235

Borrower/Description	Principal Amount* (000’s omitted)		Value
Ivanti Software, Inc.:
Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/1/27		2,900	$2,926,584
Term Loan, 12/1/27(14)		800	806,166
KAR Auction Services, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 9/19/26		667	659,897
KUEHG Corp.:
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/21/25		2,712	2,641,831
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 8/22/25		425	409,859
LGC Group Holdings, Ltd., Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 4/21/27	EUR	500	600,259
Loire Finco Luxembourg S.a.r.l., Term Loan, 3.115%, (1 mo. USD LIBOR + 3.00%), 4/21/27		373	371,028
Monitronics International, Inc., Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), 3/29/24		1,587	1,504,322
Packaging Coordinators Midco, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/30/27		1,250	1,256,640
PGX Holdings, Inc., Term Loan, 10.50%, (12 mo. USD LIBOR + 9.50%, Floor 1.00%), 6.25% cash, 4.25% PIK, 9/29/23		981	937,892
Pike Corporation, Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), 1/21/28		525	526,476
Prime Security Services Borrower, LLC, Term Loan, 3.50%, (USD LIBOR + 2.75%, Floor 0.75%), 9/23/26(13)		2,154	2,158,465
Rockwood Service Corporation, Term Loan, 4.365%, (1 mo. USD LIBOR + 4.25%), 1/23/27		496	499,352
Sabre GLBL, Inc.:
Term Loan, 2.115%, (1 mo. USD LIBOR + 2.00%), 2/22/24		1,019	1,003,671
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/17/27		450	455,813
SMG US Midco 2, Inc., Term Loan, 2.683%, (USD LIBOR + 2.50%), 1/23/25(13)		243	232,530
Sotheby’s, Term Loan, 5.50%, (2 mo. USD LIBOR + 4.75%, Floor 0.75%), 1/15/27		666	674,148
Speedster Bidco GmbH, Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 3/31/27	EUR	2,325	2,795,586
Spin Holdco, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 11/14/22		3,739	3,742,058
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 2.625%, (6 mo. EURIBOR + 2.625%), 7/15/25	EUR	801	967,403
Tempo Acquisition, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 11/2/26		1,661	1,664,942
Vestcom Parent Holdings, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 12/19/23		826	823,852
WASH Multifamily Laundry Systems, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 5/16/22		261	261,435

Borrower/Description	Principal Amount* (000’s omitted)		Value
West Corporation:
Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 10/10/24(13)		341	$335,045
Term Loan, 5.00%, (USD LIBOR + 4.00%, Floor 1.00%), 10/10/24(13)		1,140	1,124,969
Zephyr Bidco Limited, Term Loan, 4.54%, (1 mo. GBP LIBOR + 4.50%), 7/23/25	GBP	775	1,073,078

			$71,431,304

Cable and Satellite Television — 5.5%
Altice France S.A.:
Term Loan, 3.80%, (1 mo. USD LIBOR + 3.69%), 1/31/26		780	$780,519
Term Loan, 4.198%, (3 mo. USD LIBOR + 4.00%), 8/14/26		1,233	1,235,855
CSC Holdings, LLC:
Term Loan, 2.361%, (1 mo. USD LIBOR + 2.25%), 7/17/25		3,676	3,664,660
Term Loan, 2.611%, (1 mo. USD LIBOR + 2.50%), 4/15/27		1,344	1,344,025
Numericable Group S.A.:
Term Loan, 2.865%, (1 mo. USD LIBOR + 2.75%), 7/31/25		1,949	1,930,963
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 7/31/25	EUR	481	578,145
Telenet Financing USD, LLC, Term Loan, 2.112%, (1 mo. USD LIBOR + 2.00%), 4/30/28		4,075	4,056,218
UPC Broadband Holding B.V.:
Term Loan, 2.362%, (1 mo. USD LIBOR + 2.25%), 4/30/28		900	896,555
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 4/30/29	EUR	775	934,025
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/31/29	EUR	888	1,077,774
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/31/29	EUR	888	1,077,774
Term Loan, 3.612%, (1 mo. USD LIBOR + 3.50%), 1/31/29		2,050	2,057,944
Term Loan, 3.612%, (1 mo. USD LIBOR + 3.50%), 1/31/29		2,050	2,057,944
Virgin Media Bristol, LLC:
Term Loan, 2.612%, (1 mo. USD LIBOR + 2.50%), 1/31/28		4,625	4,618,932
Term Loan, 1/31/29(14)		1,275	1,278,287
Virgin Media SFA Finance Limited, Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 1/31/29	EUR	1,325	1,599,965
Ziggo B.V., Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	2,425	2,926,798

			$32,116,383

Chemicals and Plastics — 7.3%
Alpha 3 B.V., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 1/31/24		1,314	$1,317,630
Aruba Investments, Inc.:
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 11/24/27	EUR	525	637,398
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/24/27		800	807,000
Axalta Coating Systems US Holdings, Inc., Term Loan, 2.004%, (3 mo. USD LIBOR + 1.75%), 6/1/24		2,303	2,303,495
Charter NEX US, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 12/1/27		500	504,911
Chemours Company (The), Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), 4/3/25	EUR	630	760,984
Emerald Performance Materials, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 8/12/25		394	395,967

Borrower/Description	Principal Amount* (000’s omitted)		Value
Ferro Corporation:
Term Loan, 2.504%, (3 mo. USD LIBOR + 2.25%), 2/14/24		159	$158,427
Term Loan, 2.504%, (3 mo. USD LIBOR + 2.25%), 2/14/24		162	161,872
Term Loan, 2.504%, (3 mo. USD LIBOR + 2.25%), 2/14/24		197	196,818
Flint Group GmbH, Term Loan, 6.00%, (USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23(13)		157	152,680
Flint Group US, LLC, Term Loan, 6.00%, (USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23(13)		948	923,588
Gemini HDPE, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/31/27		825	824,226
H.B. Fuller Company, Term Loan, 2.111%, (1 mo. USD LIBOR + 2.00%), 10/20/24		1,166	1,166,982
Hexion, Inc.:
Term Loan, 3.74%, (3 mo. USD LIBOR + 3.50%), 7/1/26		763	761,467
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 7/1/26	EUR	1,600	1,940,133
INEOS 226 Limited, Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 1/11/26	EUR	3,850	4,637,091
INEOS Enterprises Holdings II Limited, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 8/28/26	EUR	200	241,876
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/28/26		223	224,146
INEOS Finance PLC, Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), 4/1/24	EUR	3,177	3,830,951
INEOS Styrolution US Holding, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 1/29/26		2,750	2,756,630
Messer Industries GmbH, Term Loan, 2.754%, (3 mo. USD LIBOR + 2.50%), 3/1/26		1,523	1,525,187
Minerals Technologies, Inc., Term Loan, 3.00%, (USD LIBOR + 2.25%, Floor 0.75%), 2/14/24(13)		773	774,753
Momentive Performance Materials, Inc., Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), 5/15/24		468	463,489
NIC Acquisition Corp., Term Loan, 4.50%, (2 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/29/27		825	827,063
Orion Engineered Carbons GmbH, Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), 7/25/24	EUR	806	976,516
PMHC II, Inc., Term Loan, 4.50%, (12 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/31/25		1,673	1,634,871
PQ Corporation:
Term Loan, 2.462%, (3 mo. USD LIBOR + 2.25%), 2/7/27		1,583	1,582,803
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 2/7/27		1,565	1,569,026
Pregis TopCo Corporation, Term Loan, 3.865%, (1 mo. USD LIBOR + 3.75%), 7/31/26		668	670,199
Rohm Holding GmbH, Term Loan, 5.228%, (6 mo. USD LIBOR + 5.00%), 7/31/26		396	395,000
Solenis Holdings, LLC, Term Loan, 6/26/25(14)	EUR	275	333,460
Starfruit Finco B.V.:
Term Loan, 3.111%, (1 mo. USD LIBOR + 3.00%), 10/1/25		1,491	1,488,808
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 10/1/25	EUR	448	542,075
Tronox Finance, LLC, Term Loan, 3.179%, (USD LIBOR + 3.00%), 9/23/24(13)		2,776	2,780,570
Univar, Inc., Term Loan, 2.365%, (1 mo. USD LIBOR + 2.25%), 7/1/24		1,953	1,956,523
Venator Materials Corporation, Term Loan, 3.115%, (1 mo. USD LIBOR + 3.00%), 8/8/24		411	409,903

			$42,634,518

Borrower/Description	Principal Amount* (000’s omitted)		Value
Clothing/Textiles — 0.1%
Protective Industrial Products, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 1/20/28		600	$601,875

			$601,875

Conglomerates — 0.0%(6)
Penn Engineering & Manufacturing Corp., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 6/27/24		184	$184,735

			$184,735

Containers and Glass Products — 2.8%
Berry Global, Inc., Term Loan, 2.121%, (1 mo. USD LIBOR + 2.00%), 7/1/26		1,010	$1,010,572
BWAY Holding Company, Term Loan, 3.443%, (USD LIBOR + 3.25%), 4/3/24(13)		2,496	2,457,038
Flex Acquisition Company, Inc.:
Term Loan, 3.238%, (3 mo. USD LIBOR + 3.00%), 6/29/25		1,511	1,501,917
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 12/29/23		3,438	3,438,823
Libbey Glass, Inc., Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 11/12/25		812	779,197
Proampac PG Borrower, LLC, Term Loan, 11/3/25(14)		425	426,129
Reynolds Group Holdings, Inc.:
Term Loan, 2.865%, (1 mo. USD LIBOR + 2.75%), 2/5/23		2,146	2,143,664
Term Loan, 3.365%, (1 mo. USD LIBOR + 3.25%), 2/5/26		1,550	1,546,609
TricorBraun Holdings, Inc.:
Term Loan, 2/3/28(14)		124	124,094
Term Loan, 2/3/28(14)		551	551,703
Trident TPI Holdings, Inc.:
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 10/17/24	EUR	1,334	1,610,243
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/17/24		753	753,432

			$16,343,421

Cosmetics/Toiletries — 0.2%
Kronos Acquisition Holdings, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/22/26		1,425	$1,424,822

			$1,424,822

Drugs — 7.2%
Aenova Holding GmbH, Term Loan, 5.00%, (6 mo. EURIBOR + 5.00%), 3/6/25	EUR	200	$242,848
Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25		864	875,104
Albany Molecular Research, Inc.:
Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), 8/30/24(13)		822	826,281
Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 8/30/24(13)		275	277,578
Alkermes, Inc., Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), 3/27/23		393	392,595
Amneal Pharmaceuticals, LLC, Term Loan, 3.625%, (1 mo. USD LIBOR + 3.50%), 5/4/25		3,704	3,663,995
Arbor Pharmaceuticals, Inc., Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), 7/5/23		891	872,275
Bausch Health Companies, Inc., Term Loan, 3.115%, (1 mo. USD LIBOR + 3.00%), 6/2/25		4,947	4,961,097
Cambrex Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 12/4/26		325	327,099
Catalent Pharma Solutions, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 2/22/28		860	863,986

Borrower/Description	Principal Amount* (000’s omitted)		Value
Elanco Animal Health Incorporated, Term Loan, 1.873%, (1 mo. USD LIBOR + 1.75%), 8/1/27		638	$637,742
Endo Luxembourg Finance Company I S.a.r.l., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 4/29/24		5,495	5,486,603
Grifols Worldwide Operations USA, Inc., Term Loan, 2.09%, (1 week USD LIBOR + 2.00%), 11/15/27		2,531	2,528,405
Horizon Therapeutics USA, Inc.:
Term Loan, 2.125%, (1 mo. USD LIBOR + 2.00%), 5/22/26		2,196	2,198,408
Term Loan, 2/26/28(14)		2,350	2,355,875
Mallinckrodt International Finance S.A.:
Term Loan, 5.50%, (6 mo. USD LIBOR + 4.75%, Floor 0.75%), 9/24/24		5,702	5,525,399
Term Loan, 5.75%, (1 mo. USD LIBOR + 5.00%, Floor 0.75%), 2/24/25		3,273	3,174,679
Nidda Healthcare Holding AG, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	625	755,508
PPD, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 1/13/28		5,800	5,827,190

			$41,792,667

Ecological Services and Equipment — 0.5%
EnergySolutions, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/9/25		1,955	$1,956,379
GFL Environmental, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 5/30/25		50	50,295
TruGreen Limited Partnership, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/2/27		650	655,688
US Ecology Holdings, Inc., Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 11/1/26		272	273,611

			$2,935,973

Electronics/Electrical — 25.4%
Allegro Microsystems, Inc., Term Loan, 4.50%, (2 mo. USD LIBOR + 4.00%, Floor 0.50%), 9/30/27		48	$48,017
Applied Systems, Inc., Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), 9/19/25		2,700	2,727,000
Aptean, Inc.:
Term Loan, 4.365%, (1 mo. USD LIBOR + 4.25%), 4/23/26		763	765,016
Term Loan - Second Lien, 8.615%, (1 mo. USD LIBOR + 8.50%), 4/23/27		1,525	1,525,000
AQA Acquisition Holding, Inc., Term Loan, 11/19/27(14)		975	978,656
Astra Acquisition Corp., Term Loan, 7.75%, (USD Prime + 4.50%), 3/1/27		868	874,951
Avast Software B.V., Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), 9/29/23		196	197,000
Banff Merger Sub, Inc.:
Term Loan, 3.898%, (1 mo. USD LIBOR + 3.75%), 10/2/25		3,781	3,786,432
Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), 10/2/25	EUR	294	355,687
Barracuda Networks, Inc., Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 10/30/28		450	459,000
Buzz Merger Sub, Ltd.:
Term Loan, 2.865%, (1 mo. USD LIBOR + 2.75%), 1/29/27		596	594,383
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 1/29/27		249	249,219
Cambium Learning Group, Inc., Term Loan, 4.754%, (3 mo. USD LIBOR + 4.50%), 12/18/25		973	975,801
Celestica, Inc., Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 6/27/25		240	239,700
CentralSquare Technologies, LLC, Term Loan, 4.004%, (3 mo. USD LIBOR + 3.75%), 8/29/25		907	870,240

Borrower/Description	Principal Amount* (000’s omitted)		Value
Cloudera, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 12/22/27		675	$676,688
Cohu, Inc., Term Loan, 3.115%, (1 mo. USD LIBOR + 3.00%), 10/1/25		806	804,579
CommScope, Inc., Term Loan, 3.365%, (1 mo. USD LIBOR + 3.25%), 4/6/26		1,827	1,829,444
Concorde Midco, Ltd., Term Loan, 2/22/28(14)	EUR	575	696,368
Cornerstone OnDemand, Inc., Term Loan, 4.361%, (1 mo. USD LIBOR + 4.25%), 4/22/27		1,548	1,559,771
CPI International, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/26/24		660	661,378
Delta TopCo, Inc.:
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27		1,575	1,585,828
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.25%, Floor 0.75%), 12/1/28		2,250	2,300,625
E2open, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 10/29/27		975	977,438
ECI Macola/Max Holdings, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/9/27		1,225	1,230,972
Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24		1,741	1,756,121
Endure Digital, Inc., Term Loan, 2/10/28(14)		3,350	3,346,509
Energizer Holdings, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/22/27		1,203	1,206,100
Epicor Software Corporation:
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/30/27		5,144	5,178,978
Term Loan - Second Lien, 8.75%, (1 mo. USD LIBOR + 7.75%, Floor 1.00%), 7/31/28		925	968,167
EXC Holdings III Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 12/2/24		1,650	1,650,426
Finastra USA, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/13/24		5,709	5,658,212
Fiserv Investment Solutions, Inc., Term Loan, 4.939%, (3 mo. USD LIBOR + 4.75%), 2/18/27		597	599,985
Gainwell Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/1/27		6,450	6,439,248
GlobalLogic Holdings, Inc.:
Term Loan, 2.865%, (1 mo. USD LIBOR + 2.75%), 8/1/25		450	450,832
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 9/14/27		823	830,138
Go Daddy Operating Company, LLC, Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 8/10/27		1,219	1,221,583
Grab Holdings, Inc., Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26		2,525	2,533,944
Hyland Software, Inc.:
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24		6,446	6,478,046
Term Loan - Second Lien, 7.75%, (1 mo. USD LIBOR + 7.00%, Floor 0.75%), 7/7/25		3,806	3,856,745
Imperva, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 1/12/26		648	652,204
Imprivata, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/1/27		1,300	1,308,735
Informatica, LLC:
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/25/27	EUR	298	359,325

Borrower/Description	Principal Amount* (000’s omitted)		Value
Term Loan, 3.365%, (1 mo. USD LIBOR + 3.25%), 2/25/27		6,426	$6,430,011
Term Loan - Second Lien, 7.125%, 2/25/25(15)		550	565,354
Liftoff Mobile, Inc., Term Loan, 2/18/28(14)		550	551,031
LogMeIn, Inc., Term Loan, 4.874%, (1 mo. USD LIBOR + 4.75%), 8/31/27		2,050	2,053,631
MA FinanceCo., LLC:
Term Loan, 2.865%, (1 mo. USD LIBOR + 2.75%), 6/21/24		494	489,210
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 6/5/25	EUR	741	909,798
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25		1,876	1,903,611
Marcel LUX IV S.a.r.l., Term Loan, 4.75%, (2 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/31/27		500	503,125
MaxLinear, Inc., Term Loan, 4.365%, (1 mo. USD LIBOR + 4.25%), 7/31/23		1,083	1,082,813
Mirion Technologies, Inc., Term Loan, 4.257%, (3 mo. USD LIBOR + 4.00%), 3/6/26		1,364	1,370,937
MTS Systems Corporation, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/5/23		520	520,589
NCR Corporation, Term Loan, 2.72%, (3 mo. USD LIBOR + 2.50%), 8/28/26		1,541	1,531,401
Panther Commercial Holdings L.P, Term Loan, 4.712%, (3 mo. USD LIBOR + 4.50%), 1/7/28		650	651,422
PointClickCare Technologies, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 12/29/27		675	678,797
Rackspace Hosting, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/3/28		1,600	1,602,099
RealPage, Inc., Term Loan, 2/17/28(14)		2,550	2,556,773
Recorded Books, Inc., Term Loan, 4.113%, (1 mo. USD LIBOR + 4.00%), 8/29/25		2,520	2,529,805
Redstone Buyer, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/27		2,838	2,878,239
Renaissance Holding Corp.:
Term Loan, 5/30/25(14)		100	99,200
Term Loan - Second Lien, 7.115%, (1 mo. USD LIBOR + 7.00%), 5/29/26		200	200,250
Riverbed Technology, Inc., Term Loan - Second Lien, 12.00%, (3 mo. USD LIBOR + 11.00%, Floor 1.00%), 7.50% cash, 4.50% PIK, 12/31/26		23	18,911
Seattle Spinco, Inc., Term Loan, 2.865%, (1 mo. USD LIBOR + 2.75%), 6/21/24		3,334	3,303,757
SkillSoft Corporation:
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 12/27/24		452	464,073
Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 4/27/25		1,492	1,491,320
SolarWinds Holdings, Inc., Term Loan, 2.865%, (1 mo. USD LIBOR + 2.75%), 2/5/24		3,402	3,358,187
Solera, LLC, Term Loan, 2.865%, (1 mo. USD LIBOR + 2.75%), 3/3/23		2,779	2,780,281
Sophia L.P., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/7/27		450	452,390
SurveyMonkey, Inc., Term Loan, 3.84%, (1 week USD LIBOR + 3.75%), 10/10/25		1,039	1,040,708
Symplr Software, Inc., Term Loan, 5.25%, (6 mo. USD LIBOR + 4.50%, Floor 0.75%), 12/22/27		875	880,688
Tech Data Corporation, Term Loan, 3.615%, (1 mo. USD LIBOR + 3.50%), 6/30/25		1,197	1,207,025
Tibco Software, Inc.:
Term Loan, 3.87%, (1 mo. USD LIBOR + 3.75%), 6/30/26		5,333	5,344,926
Term Loan - Second Lien, 7.37%, (1 mo. USD LIBOR + 7.25%), 3/3/28		1,350	1,368,563
TTM Technologies, Inc., Term Loan, 2.623%, (1 mo. USD LIBOR + 2.50%), 9/28/24		150	150,208
Uber Technologies, Inc.:
Term Loan, 4/4/25(14)		2,710	2,721,023
Term Loan, 3.688%, (3 mo. USD LIBOR + 3.50%), 2/16/27		4,217	4,229,777

Borrower/Description	Principal Amount* (000’s omitted)		Value
Ultimate Software Group, Inc. (The):
Term Loan, 3.865%, (1 mo. USD LIBOR + 3.75%), 5/4/26		1,753	$1,764,549
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/4/26		4,614	4,647,683
Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 5/3/27		275	285,656
Ultra Clean Holdings, Inc., Term Loan, 4.615%, (1 mo. USD LIBOR + 4.50%), 8/27/25		740	742,269
Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/29/27		800	808,000
Verifone Systems, Inc., Term Loan, 4.182%, (3 mo. USD LIBOR + 4.00%), 8/20/25		1,248	1,220,859
Verisure Holding AB, Term Loan, 1/15/28(14)	EUR	850	1,028,417
Veritas US, Inc.:
Term Loan, 6.50%, (1 mo. EURIBOR + 5.50%, Floor 1.00%), 9/1/25	EUR	372	453,619
Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 9/1/25		2,743	2,764,041
Vero Parent, Inc., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 8/16/24		2,540	2,554,567
VS Buyer, LLC, Term Loan, 3.115%, (1 mo. USD LIBOR + 3.00%), 2/28/27		1,241	1,244,244
Vungle, Inc., Term Loan, 5.615%, (1 mo. USD LIBOR + 5.50%), 9/30/26		716	718,846

			$147,617,174

Equipment Leasing — 0.7%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 12/1/27		2,025	$2,032,594
Boels Topholding B.V., Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/6/27	EUR	600	727,808
Fly Funding II S.a.r.l., Term Loan, 7.00%, (6 mo. USD LIBOR + 6.00%, Floor 1.00%), 10/8/25		1,308	1,311,709

			$4,072,111

Financial Intermediaries — 3.2%
Aretec Group, Inc., Term Loan, 4.365%, (1 mo. USD LIBOR + 4.25%), 10/1/25		5,062	$5,065,825
Citco Funding, LLC, Term Loan, 2.769%, (6 mo. USD LIBOR + 2.50%), 9/28/23		2,770	2,769,870
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/22(16)		2,592	868,316
EIG Management Company, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/22/25		267	269,109
Evergood 4 ApS, Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 2/6/25	EUR	750	906,107
Focus Financial Partners, LLC, Term Loan, 2.115%, (1 mo. USD LIBOR + 2.00%), 7/3/24		3,033	3,029,751
Greenhill & Co., Inc., Term Loan, 3.365%, (1 mo. USD LIBOR + 3.25%), 4/12/24		572	571,368
GreenSky Holdings, LLC:
Term Loan, 3.375%, (1 mo. USD LIBOR + 3.25%), 3/31/25		1,459	1,422,281
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 3/29/25		498	497,500
LPL Holdings, Inc., Term Loan, 1.868%, (1 mo. USD LIBOR + 1.75%), 11/12/26		1,485	1,478,503
Victory Capital Holdings, Inc., Term Loan, 2.439%, (2 mo. USD LIBOR + 2.25%), 7/1/26		1,079	1,077,337
Virtus Investment Partners, Inc., Term Loan, 3.00%, (6 mo. USD LIBOR + 2.25%, Floor 0.75%), 6/1/24		439	440,658

			$18,396,625

Borrower/Description	Principal Amount* (000’s omitted)		Value
Food Products — 3.7%
Alphabet Holding Company, Inc., Term Loan, 3.615%, (1 mo. USD LIBOR + 3.50%), 9/26/24		2,516	$2,512,748
B&G Foods, Inc., Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 10/10/26		402	403,504
Badger Buyer Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 9/30/24		363	350,114
CHG PPC Parent, LLC:
Term Loan, 2.865%, (1 mo. USD LIBOR + 2.75%), 3/31/25		512	510,595
Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 3/31/25	EUR	3,125	3,789,323
Froneri International, Ltd.:
Term Loan, 2.365%, (1 mo. USD LIBOR + 2.25%), 1/29/27		2,189	2,172,955
Term Loan, 2.625%, (6 mo. EURIBOR + 2.625%), 1/29/27	EUR	1,300	1,564,595
H Food Holdings, LLC:
Term Loan, 3.802%, (1 mo. USD LIBOR + 3.69%), 5/23/25		1,736	1,729,558
Term Loan, 4.115%, (1 mo. USD LIBOR + 4.00%), 5/23/25		490	491,225
HLF Financing S.a.r.l., Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 8/18/25		803	804,732
Jacobs Douwe Egberts International B.V., Term Loan, 2.25%, (3 mo. EURIBOR + 1.75%, Floor 0.50%), 11/1/25	EUR	285	345,834
JBS USA LUX S.A., Term Loan, 2.115%, (1 mo. USD LIBOR + 2.00%), 5/1/26		4,372	4,371,578
Nomad Foods Europe Midco Limited, Term Loan, 2.362%, (1 mo. USD LIBOR + 2.25%), 5/15/24		1,267	1,262,604
Shearer’s Foods, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 9/23/27		449	451,881
Simply Good Foods USA, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/7/24		340	342,400
UTZ Quality Foods, LLC, Term Loan, 3.111%, (1 mo. USD LIBOR + 3.00%), 1/13/28		175	176,266

			$21,279,912

Food Service — 0.8%
IRB Holding Corp.:
Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/5/25		2,521	$2,522,058
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27		2,100	2,111,649

			$4,633,707

Food/Drug Retailers — 0.3%
BW Gas & Convenience Holdings, LLC, Term Loan, 6.37%, (1 mo. USD LIBOR + 6.25%), 11/18/24		502	$510,299
L1R HB Finance Limited:
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 8/9/24	EUR	450	516,617
Term Loan, 5.273%, (3 mo. GBP LIBOR + 5.25%), 9/2/24	GBP	450	587,725

			$1,614,641

Borrower/Description	Principal Amount* (000’s omitted)		Value
Forest Products — 0.4%
Domtar Corporation, Term Loan, 2/18/28(14)		1,275	$1,279,781
Neenah, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 6/30/27		995	999,975

			$2,279,756

Health Care — 13.8%
Accelerated Health Systems, LLC, Term Loan, 3.611%, (1 mo. USD LIBOR + 3.50%), 10/31/25		564	$562,091
ADMI Corp., Term Loan, 2.865%, (1 mo. USD LIBOR + 2.75%), 4/30/25		1,804	1,788,896
Alliance Healthcare Services, Inc.:
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 10/24/23		779	722,884
Term Loan - Second Lien, 12.00%, (1 mo. USD LIBOR + 11.00%, Floor 1.00%), 4/24/24		543	241,444
athenahealth, Inc., Term Loan, 4.453%, (3 mo. USD LIBOR + 4.25%), 2/11/26		2,640	2,659,359
Avantor Funding, Inc.:
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), 11/21/24		371	372,386
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 11/8/27		450	453,164
BioClinica Holding I L.P., Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 10/20/23		1,490	1,493,650
Biogroup-LCD, Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/28/28	EUR	250	302,062
BW NHHC Holdco, Inc., Term Loan, 5.189%, (3 mo. USD LIBOR + 5.00%), 5/15/25		2,504	2,305,663
Cano Health, LLC:
Term Loan, 0.50%, 11/19/27(12)		374	374,806
Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 11/19/27		1,026	1,028,038
CeramTec AcquiCo GmbH, Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 3/7/25	EUR	1,328	1,578,069
Certara L.P., Term Loan, 3.754%, (3 mo. USD LIBOR + 3.50%), 8/15/24		965	966,996
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24		4,985	4,996,551
CHG Healthcare Services, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/7/23		3,440	3,446,012
CryoLife, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/1/24		509	511,160
Dedalus Finance GmbH:
Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 5/4/27	EUR	825	1,001,522
Term Loan, 8/16/27(14)	EUR	1,200	1,456,759
Ensemble RCM, LLC, Term Loan, 3.962%, (3 mo. USD LIBOR + 3.75%), 8/3/26		1,493	1,500,594
Envision Healthcare Corporation, Term Loan, 3.865%, (1 mo. USD LIBOR + 3.75%), 10/10/25		6,058	5,229,053
eResearchTechnology, Inc., Term Loan, 2/4/27(14)		350	352,063
Gentiva Health Services, Inc., Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 7/2/25		2,207	2,216,121
GHX Ultimate Parent Corporation, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 6/28/24		967	969,257
Greatbatch, Ltd., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 10/27/22		1,368	1,372,633
Hanger, Inc., Term Loan, 3.615%, (1 mo. USD LIBOR + 3.50%), 3/6/25		1,118	1,122,336
Inovalon Holdings, Inc., Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 4/2/25		1,247	1,250,647
IQVIA, Inc., Term Loan, 1.865%, (1 mo. USD LIBOR + 1.75%), 3/7/24		551	550,944
MedAssets Software Intermediate Holdings, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/28/28		500	501,979

Borrower/Description	Principal Amount* (000’s omitted)		Value
Medical Solutions, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), 6/14/24		1,616	$1,620,634
MPH Acquisition Holdings, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 6/7/23		2,862	2,862,880
National Mentor Holdings, Inc.:
Term Loan, 4.411%, (USD LIBOR + 4.25%), 3/9/26(13)		908	910,142
Term Loan, 4.51%, (3 mo. USD LIBOR + 4.25%), 3/9/26		36	35,627
Term Loan, 2/18/28(14)		71	70,788
Term Loan, 2/18/28(14)		233	233,338
Term Loan, 2/18/28(14)		2,121	2,121,256
Navicure, Inc.:
Term Loan, 4.115%, (1 mo. USD LIBOR + 4.00%), 10/22/26		1,017	1,023,671
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/22/26		549	551,368
One Call Corporation, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 11/27/22		1,849	1,812,238
Ortho-Clinical Diagnostics S.A.:
Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 6/30/25		2,879	2,886,386
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 6/30/25	EUR	422	510,338
Parexel International Corporation, Term Loan, 2.865%, (1 mo. USD LIBOR + 2.75%), 9/27/24		1,566	1,559,224
PetVet Care Centers, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/14/25		200	200,562
Phoenix Guarantor, Inc.:
Term Loan, 3.361%, (1 mo. USD LIBOR + 3.25%), 3/5/26		1,945	1,941,096
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 3/5/26		625	626,567
Term Loan, 3/5/26(14)		925	927,313
Radiology Partners, Inc., Term Loan, 4.795%, (USD LIBOR + 4.25%), 7/9/25(13)		2,555	2,548,042
RadNet, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 3.75%, Floor 1.00%), 6/30/23		1,559	1,562,978
Select Medical Corporation, Term Loan, 2.53%, (6 mo. USD LIBOR + 2.25%), 3/6/25		2,709	2,707,519
Sotera Health Holdings, LLC, Term Loan, 3.25%, (2 mo. USD LIBOR + 2.75%, Floor 0.50%), 12/11/26		675	676,406
Sound Inpatient Physicians, Term Loan, 2.865%, (1 mo. USD LIBOR + 2.75%), 6/27/25		488	487,195
Surgery Center Holdings, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 9/3/24		3,422	3,416,256
Synlab Bondco PLC, Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 7/31/27	EUR	325	393,820
Team Health Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/6/24		1,987	1,861,825
Tecomet, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 5/1/24		192	190,656
U.S. Anesthesia Partners, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/23/24		2,616	2,603,689
US Radiology Specialists, Inc., Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 12/10/27		900	908,719
Verscend Holding Corp.:
Term Loan, 4.615%, (1 mo. USD LIBOR + 4.50%), 8/27/25		797	801,016
Term Loan, 8/27/25(14)		800	806,000

			$80,184,688

Borrower/Description	Principal Amount* (000’s omitted)		Value
Home Furnishings — 1.0%
Mattress Firm, Inc., Term Loan, 6.25%, (6 mo. USD LIBOR + 5.25%, Floor 1.00%), 11/26/27		925	$943,500
Serta Simmons Bedding, LLC:
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		1,171	1,189,657
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		3,873	3,666,259

			$5,799,416

Industrial Equipment — 7.7%
AI Alpine AT Bidco GmbH, Term Loan, 3.234%, (6 mo. USD LIBOR + 3.00%), 10/31/25		245	$241,325
Alliance Laundry Systems, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/8/27		1,225	1,231,453
Altra Industrial Motion Corp., Term Loan, 2.115%, (1 mo. USD LIBOR + 2.00%), 10/1/25		609	609,431
Apex Tool Group, LLC, Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), 8/1/24		2,952	2,954,912
CFS Brands, LLC, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 3/20/25		268	258,798
CPM Holdings, Inc., Term Loan, 3.623%, (1 mo. USD LIBOR + 3.50%), 11/17/25		2,209	2,191,830
Delachaux Group S.A.:
Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), 4/16/26	EUR	400	483,740
Term Loan, 4.744%, (6 mo. USD LIBOR + 4.50%), 4/16/26		470	468,781
DexKo Global, Inc.:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 7/24/24	EUR	321	387,168
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 7/24/24	EUR	803	967,925
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/24/24		893	894,574
DXP Enterprises, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/16/27		675	676,688
Dynacast International, LLC:
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 7/19/25		962	967,243
Term Loan, 2/4/28(14)		371	376,126
Engineered Machinery Holdings, Inc.:
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 7/19/24		1,796	1,798,204
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 7/19/24		319	319,694
EWT Holdings III Corp., Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 12/20/24		1,864	1,871,982
Filtration Group Corporation:
Term Loan, 3.115%, (1 mo. USD LIBOR + 3.00%), 3/29/25		1,660	1,653,149
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 3/29/25	EUR	389	469,739
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/29/25		399	401,565
Gardner Denver, Inc.:
Term Loan, 1.865%, (1 mo. USD LIBOR + 1.75%), 3/1/27		1,293	1,289,665
Term Loan, 2.00%, (1 mo. EURIBOR + 2.00%), 3/1/27	EUR	420	507,315
Gates Global, LLC:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 4/1/24	EUR	915	1,103,426
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 3/31/27		3,732	3,736,736
Granite Holdings US Acquisition Co., Term Loan, 4.169%, (3 mo. USD LIBOR + 4.00%), 9/30/26		1,200	1,203,000

Borrower/Description	Principal Amount* (000’s omitted)		Value
Hayward Industries, Inc.:
Term Loan, 3.615%, (1 mo. USD LIBOR + 3.50%), 8/5/24		475	$475,527
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/4/26		720	722,015
Hillman Group, Inc. (The):
Term Loan, 2/23/28(14)		84	84,599
Term Loan, 2/23/28(14)		416	416,651
Ingersoll-Rand Services Company, Term Loan, 1.865%, (1 mo. USD LIBOR + 1.75%), 3/1/27		1,414	1,410,146
LTI Holdings, Inc.:
Term Loan, 3.615%, (1 mo. USD LIBOR + 3.50%), 9/6/25		1,578	1,549,805
Term Loan, 4.865%, (1 mo. USD LIBOR + 4.75%), 7/24/26		198	194,702
Pro Mach Group, Inc.:
Term Loan, 3.50%, 3/7/25(12)		229	239,426
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/7/25		692	688,402
Quimper AB, Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 2/13/26	EUR	1,900	2,299,610
Robertshaw US Holding Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/28/25		1,045	989,681
Thermon Industries, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/30/24		270	270,274
Titan Acquisition Limited, Term Loan, 3.267%, (6 mo. USD LIBOR + 3.00%), 3/28/25		3,088	3,040,811
Vertical Midco GmbH, Term Loan, 4.478%, (6 mo. USD LIBOR + 4.25%), 7/30/27		1,347	1,360,175
Welbilt, Inc., Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 10/23/25		3,484	3,418,425
Zephyr German BidCo GmbH, Term Loan, 1/21/28(14)	EUR	650	790,560

			$45,015,278

Insurance — 6.2%
Alliant Holdings Intermediate, LLC:
Term Loan, 3.365%, (1 mo. USD LIBOR + 3.25%), 5/9/25		468	$465,448
Term Loan, 3.365%, (1 mo. USD LIBOR + 3.25%), 5/9/25		2,518	2,504,138
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/8/27		473	475,075
AmWINS Group, Inc., Term Loan, 2/17/28(14)		4,650	4,657,849
AssuredPartners Capital, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/12/27		496	499,610
AssuredPartners, Inc., Term Loan, 3.623%, (1 mo. USD LIBOR + 3.50%), 2/12/27		1,485	1,483,144
Asurion, LLC:
Term Loan, 3.115%, (1 mo. USD LIBOR + 3.00%), 11/3/23		1,523	1,523,181
Term Loan, 3.365%, (1 mo. USD LIBOR + 3.25%), 12/23/26		1,340	1,337,696
Term Loan, 3.365%, (1 mo. USD LIBOR + 3.25%), 7/31/27		1,690	1,686,197
Term Loan - Second Lien, 5.365%, (1 mo. USD LIBOR + 5.25%), 1/29/28		2,070	2,133,394
Financiere CEP S.A.S., Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/3/27	EUR	550	669,306
FrontDoor, Inc., Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 8/16/25		412	412,470
Hub International Limited:
Term Loan, 2.965%, (USD LIBOR + 2.75%), 4/25/25(13)		4,425	4,384,461
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.25%, Floor 0.75%), 4/25/25		1,881	1,891,816
NFP Corp., Term Loan, 3.365%, (1 mo. USD LIBOR + 3.25%), 2/15/27		3,685	3,658,741
Ryan Specialty Group, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 9/1/27		1,920	1,931,288
Sedgwick Claims Management Services, Inc., Term Loan, 3.365%, (1 mo. USD LIBOR + 3.25%), 12/31/25		1,250	1,243,018

Borrower/Description	Principal Amount* (000’s omitted)		Value
USI, Inc.:
Term Loan, 3.254%, (3 mo. USD LIBOR + 3.00%), 5/16/24		3,587	$3,566,279
Term Loan, 3.50%, (3 mo. USD LIBOR + 3.25%), 12/2/26		1,460	1,455,094

			$35,978,205

Leisure Goods/Activities/Movies — 5.8%
Amer Sports Oyj, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 3/30/26	EUR	3,625	$4,327,822
Bombardier Recreational Products, Inc., Term Loan, 2.115%, (1 mo. USD LIBOR + 2.00%), 5/24/27		5,190	5,172,385
Carnival Corporation, Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 6/30/25		1,393	1,445,237
ClubCorp Holdings, Inc., Term Loan, 3.004%, (3 mo. USD LIBOR + 2.75%), 9/18/24		2,381	2,256,229
Crown Finance US, Inc.:
Term Loan, 2.625%, (3 mo. EURIBOR + 2.625%), 2/28/25	EUR	290	302,813
Term Loan, 3.50%, (3 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/28/25		1,760	1,518,469
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 9/30/26		1,534	1,325,775
Term Loan, 15.25%, (3 mo. USD LIBOR + 14.25%, Floor 1.00%), 7.00% cash, 8.25% PIK, 5/23/24		485	621,213
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24		1,930	1,926,273
Etraveli Holding AB, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 8/2/24	EUR	950	1,090,823
Lindblad Expeditions, Inc.:
Term Loan, 6.75%, (1 mo. USD LIBOR + 6.00%, Floor 0.75%), 5.50% cash, 1.25% PIK, 3/27/25		340	321,671
Term Loan, 6.75%, (1 mo. USD LIBOR + 6.00%, Floor 0.75%), 5.50% cash, 1.25% PIK, 3/27/25		1,362	1,286,685
Match Group, Inc., Term Loan, 1.948%, (1 mo. USD LIBOR + 1.75%), 2/13/27		775	771,609
Playtika Holding Corp., Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 12/10/24		3,373	3,391,770
SeaWorld Parks & Entertainment, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 3/31/24		1,904	1,879,946
SRAM, LLC, Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 3/15/24(13)		990	993,585
Steinway Musical Instruments, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/14/25		307	302,878
Travel Leaders Group, LLC, Term Loan, 4.115%, (1 mo. USD LIBOR + 4.00%), 1/25/24		1,721	1,604,994
UFC Holdings, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 4/29/26		2,519	2,527,261
Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	678	749,818

			$33,817,256

Lodging and Casinos — 3.3%
Azelis Finance S.A., Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 11/7/25	EUR	2,000	$2,405,992
Boyd Gaming Corporation, Term Loan, 2.34%, (1 week USD LIBOR + 2.25%), 9/15/23		675	675,623
CityCenter Holdings, LLC, Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/18/24		2,379	2,363,072
Golden Nugget, Inc., Term Loan, 3.25%, (2 mo. USD LIBOR + 2.50%, Floor 0.75%), 10/4/23		4,954	4,914,142
GVC Holdings (Gibraltar) Limited, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), 3/29/24		1,167	1,169,918

Borrower/Description	Principal Amount* (000’s omitted)		Value
GVC Holdings PLC, Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 3/29/24	EUR	1,875	$2,267,938
Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24		2,563	2,473,802
Sportradar Capital S.a.r.l., Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), 10/27/27	EUR	550	667,750
Stars Group Holdings B.V. (The):
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 7/10/25	EUR	597	724,779
Term Loan, 3.754%, (3 mo. USD LIBOR + 3.50%), 7/10/25		1,772	1,780,921

			$19,443,937

Nonferrous Metals/Minerals — 0.5%
American Consolidated Natural Resources, Inc., Term Loan, 17.00%, (1 mo. USD LIBOR + 16.00%, Floor 1.00%), 14.00% cash, 3.00% PIK, 9/16/25		542	$522,886
CD&R Hydra Buyer, Inc., Term Loan, 7.50%, (0.00% cash, 7.50% PIK), 8/15/21(3)(15)		166	133,470
Oxbow Carbon, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 10/13/25		765	768,374
Rain Carbon GmbH, Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/16/25	EUR	1,025	1,227,439

			$2,652,169

Oil and Gas — 3.3%
Ameriforge Group, Inc.:
Term Loan, 8.214%, (1 mo. USD LIBOR + 13.00%, Floor 1.00%), 12/31/23(12)		51	$30,824
Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, 6/8/22		775	468,861
Apergy Corporation:
Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 5/9/25		127	126,480
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 6/3/27		219	223,625
Blackstone CQP Holdco L.P., Term Loan, 3.736%, (3 mo. USD LIBOR + 3.50%), 9/30/24		1,034	1,036,189
Centurion Pipeline Company, LLC:
Term Loan, 3.365%, (1 mo. USD LIBOR + 3.25%), 9/29/25		270	269,500
Term Loan, 4.115%, (1 mo. USD LIBOR + 4.00%), 9/28/25		250	250,000
CITGO Holding, Inc., Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), 8/1/23		2,087	2,006,483
CITGO Petroleum Corporation, Term Loan, 7.25%, (6 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24		4,146	4,167,629
Delek US Holdings, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25		596	599,966
Fieldwood Energy, LLC:
Term Loan, 0.00%, 4/11/22(16)		2,775	724,919
DIP Loan, 3.675%, (1 mo. USD LIBOR + 8.75%, Floor 1.00%), 8/4/21(12)		410	424,279
Lealand Finance Company B.V.:
Term Loan, 3.115%, (1 mo. USD LIBOR + 3.00%), 6/30/24		26	21,254
Term Loan, 4.11%, (1 mo. USD LIBOR + 4.00%), 1.11% cash, 3.00% PIK, 6/30/25		371	246,900
Matador Bidco S.a.r.l., Term Loan, 4.865%, (1 mo. USD LIBOR + 4.75%), 10/15/26		4,074	4,083,551
Prairie ECI Acquiror L.P., Term Loan, 4.865%, (1 mo. USD LIBOR + 4.75%), 3/11/26		1,321	1,300,683
PSC Industrial Holdings Corp., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/11/24		1,866	1,836,462
RDV Resources Properties, LLC, Term Loan, 15.50%, (1 mo. USD LIBOR + 14.50%, Floor 1.00%), 3/29/24(3)		527	362,135

Borrower/Description	Principal Amount* (000’s omitted)		Value
Sunrise Oil & Gas Properties, LLC:
Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23		87	$78,523
Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23		90	67,434
Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23		104	50,639
UGI Energy Services, LLC, Term Loan, 3.865%, (1 mo. USD LIBOR + 3.75%), 8/13/26		1,084	1,089,143

			$19,465,479

Publishing — 1.4%
Alchemy Copyrights, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 8/16/27		524	$526,306
Ascend Learning, LLC:
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 7/12/24		1,185	1,188,256
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/12/24		424	426,322
Getty Images, Inc., Term Loan, 4.625%, (1 mo. USD LIBOR + 4.50%), 2/19/26		1,721	1,712,840
LSC Communications, Inc., Term Loan, 0.00%, 9/30/22(16)		719	58,103
Nielsen Consumer, Inc.:
Term Loan, 2/4/28(14)	EUR	425	514,707
Term Loan, 2/4/28(14)		800	802,250
Nielsen Finance, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 6/4/25		844	853,379
ProQuest, LLC, Term Loan, 3.365%, (1 mo. USD LIBOR + 3.25%), 10/23/26		2,131	2,134,541
Tweddle Group, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 9/17/23		201	192,866

			$8,409,570

Radio and Television — 2.3%
Cumulus Media New Holdings, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/31/26		514	$512,189
Gray Television, Inc.:
Term Loan, 2.373%, (1 mo. USD LIBOR + 2.25%), 2/7/24		255	255,037
Term Loan, 2.623%, (1 mo. USD LIBOR + 2.50%), 1/2/26		637	637,989
Hubbard Radio, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25		784	780,541
iHeartCommunications, Inc.:
Term Loan, 3.115%, (1 mo. USD LIBOR + 3.00%), 5/1/26		1,906	1,891,853
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 5/1/26		423	424,813
Nexstar Broadcasting, Inc.:
Term Loan, 2.365%, (1 mo. USD LIBOR + 2.25%), 1/17/24		1,386	1,387,053
Term Loan, 2.873%, (1 mo. USD LIBOR + 2.75%), 9/18/26		453	454,105
Sinclair Television Group, Inc.:
Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), 1/3/24		452	450,790
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), 9/30/26		667	665,937
Terrier Media Buyer, Inc., Term Loan, 3.615%, (1 mo. USD LIBOR + 3.50%), 12/17/26		2,625	2,626,388
Univision Communications, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/15/26		3,476	3,500,319

			$13,587,014

Borrower/Description	Principal Amount* (000’s omitted)	Value
Retailers (Except Food and Drug) — 1.9%
Apro, LLC, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 11/14/26	669	$672,244
Ascena Retail Group, Inc., Term Loan, 0.00%, 8/21/22(16)	1,636	340,322
Bass Pro Group, LLC, Term Loan, 5.75%, (1 mo. USD LIBOR + 5.00%, Floor 0.75%), 9/25/24	2,966	2,976,887
CNT Holdings I Corp., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/8/27	775	779,965
Coinamatic Canada, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 5/16/22	46	45,785
David’s Bridal, Inc.:
Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 6/30/23	354	312,272
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, 6/23/23	301	293,379
Harbor Freight Tools USA, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 10/19/27	1,596	1,604,977
Hoya Midco, LLC, Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	2,053	1,995,008
PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/12/28	1,575	1,588,043
Phillips Feed Service, Inc., Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), 11/13/24(3)	115	91,672
Pier 1 Imports (U.S.), Inc., Term Loan, 0.00%, 4/30/21(3)(16)	138	57,216

		$10,757,770

Steel — 0.9%
Atkore International, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 12/22/23	1,196	$1,201,401
GrafTech Finance, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 2/12/25	1,117	1,119,355
Neenah Foundry Company, Term Loan, 10.00%, (2 mo. USD LIBOR + 9.00%, Floor 1.00%), 12/13/22	666	582,774
Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25	875	874,156
TMS International Corp., Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 8/14/24(13)	275	275,343
Zekelman Industries, Inc., Term Loan, 2.111%, (1 mo. USD LIBOR + 2.00%), 1/24/27	1,044	1,043,061

		$5,096,090

Surface Transport — 0.5%
Hertz Corporation (The):
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 6/30/23	1,078	$1,071,387
DIP Loan, 5.103%, (1 mo. USD LIBOR + 7.25%, Floor 1.00%), 12/31/21(12)	917	937,449
Kenan Advantage Group, Inc.:
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 7/31/22	116	115,644
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 7/31/22	382	380,293
XPO Logistics, Inc., Term Loan, 2.115%, (1 mo. USD LIBOR + 2.00%), 2/24/25	650	651,354

		$3,156,127

Telecommunications — 5.6%
CenturyLink, Inc., Term Loan, 2.365%, (1 mo. USD LIBOR + 2.25%), 3/15/27	7,425	$7,414,033
Colorado Buyer, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 5/1/24	1,644	1,623,311
Digicel International Finance Limited, Term Loan, 3.51%, (6 mo. USD LIBOR + 3.25%), 5/28/24	1,766	1,684,588

Borrower/Description	Principal Amount* (000’s omitted)		Value
eircom Finco S.a.r.l., Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 5/15/26	EUR	1,706	$2,060,371
Gamma Infrastructure III B.V., Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/9/25	EUR	2,000	2,417,124
Global Eagle Entertainment, Inc.:
Term Loan, 0.00%, 1/6/23(16)		2,743	1,950,892
DIP Loan, 10.115%, (1 mo. USD LIBOR + 10.00%), 3/31/21		408	400,898
Intelsat Jackson Holdings S.A.:
DIP Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), 7/13/22(13)		1,037	1,054,199
Term Loan, 8.00%, (USD Prime + 4.75%), 11/27/23		1,900	1,932,458
Term Loan, 8.75%, (USD Prime + 5.50%), 1/2/24		1,600	1,630,333
IPC Corp., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), 8/6/21(3)		1,230	1,010,454
Onvoy, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/10/24		1,733	1,735,748
Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23		1,021	936,372
Zayo Group Holdings, Inc.:
Term Loan, 3.115%, (1 mo. USD LIBOR + 3.00%), 3/9/27		2,486	2,485,269
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	447	540,111
Ziggo Financing Partnership, Term Loan, 2.612%, (1 mo. USD LIBOR + 2.50%), 4/30/28		3,825	3,807,068

			$32,683,229

Utilities — 0.9%
Brookfield WEC Holdings, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 8/1/25		1,684	$1,682,124
Calpine Construction Finance Company L.P., Term Loan, 2.115%, (1 mo. USD LIBOR + 2.00%), 1/15/25		939	935,883
Calpine Corporation, Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), 12/16/27		2,203	2,201,442
Longview Power, LLC, Term Loan, 11.50%, (3 mo. USD LIBOR + 10.00%, Floor 1.50%), 7/30/25(3)		403	322,131
USIC Holdings, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 12/8/23		195	194,795

			$5,336,375

Total Senior Floating-Rate Loans (identified cost $822,773,794)			$822,874,505

Warrants — 0.0%(6)

Security	Shares		Value
Health Care — 0.0%(6)
THAIHOT Investment Company US Limited, Exp. 10/13/27(3)(4)(5)		24	$10,037
THAIHOT Investment Company US Limited, Exp. 10/13/27(3)(4)(5)		175	73,187
THAIHOT Investment Company US Limited, Exp. 10/13/27 (Contingent Warrants)(3)(4)(5)		11,110	0

			$83,224

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(3)(4)(5)	4,543	$0

		$0

Total Warrants (identified cost $0)		$83,224

Miscellaneous — 0.0%(6)

Security	Shares	Value
Oil and Gas — 0.0%(6)
Paragon Offshore Finance Company, Class A(4)(5)	1,707	$512
Paragon Offshore Finance Company, Class B(4)(5)	854	5,765

Total Miscellaneous (identified cost $18,573)		$6,277

Short-Term Investments — 3.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(17)	18,662,779	$18,662,779

Total Short-Term Investments (identified cost $18,662,779)		$18,662,779

Total Investments — 159.2% (identified cost $931,281,214)		$926,716,275

Less Unfunded Loan Commitments — (0.3)%		$(1,927,216)

Net Investments — 158.9% (identified cost $929,353,998)		$924,789,059

Notes Payable — (43.6)%		$(254,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value (net of unamortized deferred debt issuance costs) — (13.7)%		$(79,905,983)

Other Assets, Less Liabilities — (1.6)%		$(8,722,500)

Net Assets Applicable to Common Shares — 100.0%		$582,160,576

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2021, the aggregate value of these securities is $59,465,431 or 10.2% of the Trust’s net assets applicable to common shares.

(2)	Variable rate security. The stated interest rate represents the rate in effect at February 28, 2021.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(5)	Non-income producing security.

(6)	Amount is less than 0.05%.

(7)	Restricted security.

(8)	Security converts to variable rate after the indicated fixed-rate coupon period.

(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(10)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(11)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(12)

Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At February 28, 2021, the total value of unfunded loan commitments is $1,956,373.

(13)

The stated interest rate represents the weighted average interest rate at February 28, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(14)	This Senior Loan will settle after February 28, 2021, at which time the interest rate will be determined.

(15)	Fixed-rate loan.

(16)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2021.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	21,704,757	EUR	17,854,950	Standard Chartered Bank	3/2/21	$161,856	$—
USD	24,122,617	EUR	19,895,631	Goldman Sachs International	3/31/21	101,133	—
USD	636,418	EUR	523,300	State Street Bank and Trust Company	3/31/21	4,599	—
USD	21,689,759	EUR	17,854,950	Standard Chartered Bank	4/6/21	129,004	—
USD	22,010,038	EUR	18,066,026	HSBC Bank USA, N.A.	4/30/21	183,318	—
USD	4,653,377	EUR	3,830,750	JPMorgan Chase Bank, N.A.	4/30/21	25,203	—
USD	1,806,763	GBP	1,277,862	State Street Bank and Trust Company	4/30/21	25,940	—

						$631,053	$—

Abbreviations:

DIP	-	Debtor In Possession

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At February 28, 2021, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

At February 28, 2021, the value of the Trust’s investment in affiliated funds was $18,662,779, which represents 3.2% of the Trust’s net assets applicable to common shares. Transactions in affiliated funds by the Trust for the fiscal year to date ended February 28, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$7,095,616	$200,228,064	$(188,661,766)	$155	$710	$18,662,779	$11,192	18,662,779

Restricted Securities

At February 28, 2021, the Trust owned the following securities which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	758	$34,724	$0
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	14	14,000	0

Total Restricted Securities			$48,724	$0

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2021, the hierarchy of inputs used in valuing the Trust’s investments and open derivatives, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$—	$36,268,460	$—	$36,268,460
Closed-End Funds	9,871,599	—	—	9,871,599
Common Stocks	1,860,279	4,169,723	2,626,478	8,656,480
Convertible Preferred Stocks	—	—	0	0
Corporate Bonds & Notes	—	29,925,309	—	29,925,309
Preferred Stocks	—	302,049	65,593	367,642
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	818,633,369	2,313,920	820,947,289
Warrants	—	—	83,224	83,224
Miscellaneous	—	6,277	—	6,277
Short-Term Investments	—	18,662,779	—	18,662,779
Total Investments	$11,731,878	$907,967,966	$5,089,215	$924,789,059
Forward Foreign Currency Exchange Contracts	$—	$631,053	$—	$631,053
Total	$11,731,878	$908,599,019	$5,089,215	$925,420,112

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended February 28, 2021 is not presented.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.